FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
CIK 0001839990 Artemis Strategic Investment Corp [Member]
Schedule of Company's assets that are measured at fair value on a recurring basis

		June 30,
Description	Level	2022
Assets:
Investments held in Trust Account	1	$205,551,462
Liabilities:
Warrant liability – Public Warrants	1	$905,624
Warrant liability – Private Placement Warrants	2	900,000

		December 31,
Description	Level	2021
Assets:
Investments held in Trust Account	1	$205,284,883
Liabilities:
Warrant liability – Public Warrants	1	$4,943,706
Warrant liability – Private Placement Warrants	2	4,913,000

		December 31,
Description	Level	2021
Assets:
Investments held in Trust Account	1	$205,284,883
Liabilities:
Warrant liability – Public Warrants	1	4,943,706
Warrant liability – Private Placement Warrants	2	4,913,000